Note 12 - Income Taxes - Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Unrecognized tax benefits balance at beginning of year	$ 28,194	$ 28,488
Gross decreases for tax positions of prior years	(1,768)	(1,330)
Gross increases for current year tax positions	1,551	1,036
Unrecognized tax benefits balance at end of year	$ 27,977	$ 28,194